UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:  028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas E. Schaller
Title:    President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

   /s/ Douglas E. Schaller          Winston-Salem, NC          February 7, 2013
   -----------------------          -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           26
                                         -----------

Form 13F Information Table Value Total:  $   113,917
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                          December 31, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751y106     8779   121335 SH       Sole                   121335
American Int'l Group           COM              026874784    15164   429570 SH       Sole                   429570
Bank of America                COM              060505104     4660   401338 SH       Sole                   401338
Benchmark Bankshares           COM              08160e207      796    41602 SH       Sole                    41602
Berkley WR                     COM              084423102    12654   335300 SH       Sole                   335300
Berkshire Hthwy CL B           COM              084670207     8840    98551 SH       Sole                    98551
Everbank Financial             COM              29977g102     1118    75000 SH       Sole                    75000
Goldman Sachs Group            COM              38141g104     1162     9109 SH       Sole                     9109
Google                         COM              38259p508    10055    14215 SH       Sole                    14215
High Point Bank                COM              429706104      553     7963 SH       Sole                     7963
Homefed                        COM              43739d307      396    14927 SH       Sole                    14927
Howard Hughes                  COM              44267d107     5199    71200 SH       Sole                    71200
Imperial Metals                COM              452892102     2433   200000 SH       Sole                   200000
Intl Business Machines         COM                             996     5200 SH       Sole                     5200
JC Penney                      COM              708160106     6201   314630 SH       Sole                   314630
Johnson & Johnson              COM              478160104     2362    33695 SH       Sole                    33695
Leucadia National              COM              527288104      431    18101 SH       Sole                    18101
McDonald's                     COM              580135101     4587    52000 SH       Sole                    52000
Metro Bancorp                  COM              59161r101     1108    83800 SH       Sole                    83800
Microsoft                      COM              594918104    10213   382380 SH       Sole                   382380
Republic First Bancorp         COM              760416107     5276  2548551 SH       Sole                  2548551
Solta Medical                  COM              83438k103     1095   410000 SH       Sole                   410000
Target                         COM              87612e106     1340    22650 SH       Sole                    22650
Wells Fargo & Co               COM              949746101     5883   172125 SH       Sole                   172125
Wts Bnk of America Cl A                         060505146     1616   298200 SH       Sole                   298200
WTS WELLS FARGO & CO NEW                        949746119     1000   100000 SH       Sole                   100000